UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jerrold N. Fine          Westport, CT               11/9/06
       ------------------------   ------------------------------  ----------
             [Signature]               [City, State]                [Date]




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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         4
                                               -------------

Form 13F Information Table Entry Total:                   40
                                               -------------

Form 13F Information Table Value Total:             $300,563
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        No.  Form 13F File Number               Name


        1.     28-1839                 ROBERT JAFFEE, GENERAL PARTNER
        2.     28-02944                DEBORAH ZISKIN, GENERAL PARTNER
        3.     28-7626                 MARGARET EPPRECHT, GENERAL PARTNER
        4.     28-11508                JEFFREY CHAFFKIN, GENERAL PARTNER



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
                                                  Form 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
-----------------------------  --------------  ---------   --------  ---------- --- ---- ---------- -------- ----------------------
                                                            VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-----------------------------  --------------  ---------    ------   ---------  --- ---- ---------- -------- ---------  ------ ----

CHAODA MODERN AGRI              COM            G2046Q107     7,881   12,840,000 SH          SOLE             12,840,000   0     0

ENDURANCE SPECIALTY HLDGS LT    SHS            G30397106     9,304      263,856 SH          SOLE                263,856   0     0

ABBOTT LABS                     COM            002824100     3,669       75,549 SH          SOLE                 75,549   0     0

AETHER HLDGS INC                COM            00809C106       297       50,000 SH          SOLE                 50,000   0     0

AETNA INC NEW                   COM            00817Y108     1,978       50,000 SH          SOLE                 50,000   0     0

ANADARKO PETE CORP              COM            032511107     4,164       95,000 SH          SOLE                 95,000   0     0

ARROW ELECTRS INC               COM            042735100     1,375       50,130 SH          SOLE                 50,130   0     0

AVNET INC                       COM            053807103     2,951      150,413 SH          SOLE                150,413   0     0

CADBURY SCHWEPPES PLC           ADR            127209302     7,955      185,998 SH          SOLE                185,998   0     0

CIRCUIT CITY STORE INC          COM            172737108     3,767      150,000 SH          SOLE                150,000   0     0

COMMUNITY HEALTH SYS INC NEW    COM            203668108     7,470      200,000 SH          SOLE                200,000   0     0

CORNING INC                     COM            219350105     8,544      350,000 SH          SOLE                350,000   0     0

CYTEC INDS INC                  COM            232820100    13,106      235,756 SH          SOLE                235,756   0     0

DRESSER-RAND GROUP INC          COM            261608103     3,788      185,695 SH          SOLE                185,695   0     0

FEDERATED DEPT STORES INC DE    COM            31410H101     8,661      200,449 SH          SOLE                200,449   0     0

GENERAL ELECTRIC CO             COM            369604103    26,716      756,828 SH          SOLE                756,828   0     0

GENESCO INC                     COM            371532102     2,223       64,500 SH          SOLE                 64,500   0     0

GENESIS ENERGY LP               UNIT LTD PARTN 371927104     3,231      206,696 SH          SOLE                206,696   0     0

HALLIBURTON CO                  COM            406216101    18,192      639,444 SH          SOLE                639,444   0     0

HOME DEPOT INC                  COM            437076102     1,814       50,000 SH          SOLE                 50,000   0     0

MURPHY OIL CORP                 COM            626717102    12,031      253,009 SH          SOLE                253,009   0     0

NEW ORIENTAL ED & TECH GRP I    SPON ADR       647581107        12          500 SH          SOLE                    500   0     0

PIKE ELEC CORP                  COM            721283109     5,671      380,612 SH          SOLE                380,612   0     0

PRIMEDEX HEALTH SYSTEMS INC     COM            74157A103       680      250,000 SH          SOLE                250,000   0     0

RELIANT ENERGY INC              COM            75952B105     7,094      576,292 SH          SOLE                576,292   0     0

SMITH INTL INC                  COM            832110100     2,134       55,000 SH          SOLE                 55,000   0     0

SOUTHERN UN CO NEW              COM            844030106     9,884      374,263 SH          SOLE                374,263   0     0

SYMBOL TECHNOLOGIES INC         COM            871508107     4,258      286,513 SH          SOLE                286,513   0     0

TALISMAN ENERGY INC             COM            87425E103     4,095      250,000 SH          SOLE                250,000   0     0

TRANSATLANTIC HLDGS INC         COM            893521104    30,549      505,687 SH          SOLE                505,687   0     0

URBAN OUTFITTERS INC            COM            917047102     2,487      140,376 SH          SOLE                140,376   0     0

VELOCITY EXPRESS CORP           COM PAR $0.004 92257T608     1,770    1,000,000 SH          SOLE              1,000,000   0     0

VELOCITY EXPRESS CORP CONV PFD  COM            92257T608     3,300      330,000 SH          SOLE                330,000   0     0

VERTEX PHARMACEUTICALS INC      COM            92532F100     5,879      174,700 SH  PUT     SOLE                174,700   0     0

VERTEX PHARMACEUTICALS INC      COM            92532F100     8,345      248,000 SH          SOLE                248,000   0     0

WADELL & REED FINL INC          CL A           930059100     7,589      306,617 SH          SOLE                306,617   0     0

WAL MART STORES INC             COM            931142103    14,829      300,677 SH          SOLE                300,677   0     0

XEROX CORP                      COM            984121103    19,645    1,262,556 SH          SOLE              1,262,556   0     0

ZIMMER HLDGS INC                COM            98956P102    11,813      175,000 SH          SOLE                175,000   0     0

ZIMMER HLDGS INC                COM            98956P102    11,799      174,800 SH  CALL    SOLE                174,800   0     0

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